Equity - Number of shares issued (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of number of shares outstanding [abstract]
Beginning of period (in shares)	215,078,497	218,786,812	158,166,534
End of period (in shares)	201,677,981	215,078,497	218,786,812
Share capital
Reconciliation of number of shares outstanding [abstract]
Beginning of period (in shares)	220,024,713	220,024,713	159,208,949
Issued in business combination	0	0	60,815,764
End of period (in shares)	220,024,713	220,024,713	220,024,713